Capital Management (Tables)	12 Months Ended
Dec. 31, 2021
Capital Management [Abstract]
Summary of Capitalisation and Ratio
As at December 31, 2021 and 2020, these ratios were as follows:

	2021	2020
Long-term debt	$1,106,794	$1,236,210
Shareholders’ equity	1,225,555	1,406,640
Total capitalization	$2,332,349	$2,642,850
Long-term debt to long-term debt plus equity ratio	0.47	0.47